Offerings - Offering: 1	Dec. 15, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 2,022,827,822
Fee Rate	0.01381%
Amount of Registration Fee	$ 279,352.52
Offering Note	Aggregate number of securities to which transaction applies: As of December 15, 2025, the maximum number of shares of Semrush Common Stock to which this transaction applies is estimated to be 171,940,418, which consists of:

(a) 149,246,195 shares of Semrush Common Stock (other than the Cancelled Shares, Converted Shares and Dissenting Shares);

(b) 3,532,870 shares of Class A Common Stock underlying Company Options that have a weighted average exercise price per share of $10.83;

(c) 1,206,710 shares of Class B Common Stock underlying Company Options that have a weighted average exercise price per share of $1.82;

(d) 11,588,226 shares of Class A Common Stock underlying Company RSU Awards and Company RS Awards; and

(e) 6,366,417 shares of Class A Common Stock underling Company PSU Awards (assuming achievement of applicable performance goals at the maximum level).
Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of December 15, 2025, the underlying value of the transaction was calculated based on the sum of:

(a) the product of 149,246,195 shares of Semrush Common Stock (other than the Cancelled Shares, Converted Shares and Dissenting Shares) and the per share Merger Consideration of $12.00;

(b) the product of 3,532,870 shares of Class A Common Stock underlying Company Options and $1.17 (which is the difference between the $12.00 per share Merger Consideration and the weighted average exercise price of $10.83);

(c) the product of 1,206,710 shares of Class B Common Stock underlying Company Options and $10.18 (which is the difference between the $12.00 per share Merger Consideration and the weighted average exercise price of $1.82); and

(d) the product of 11,588,226 shares of Class A Common Stock underlying Company RSU Awards and Company RS Awards and the per share Merger Consideration of $12.00; and

(e) 6,366,417 shares of Class A Common Stock underling Company PSU Awards (assuming achievement of applicable performance goals at the maximum level) and the per share Merger Consideration of $12.00.
In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the transaction value by 0.00013810.